Reconciliation of Income from Operations to Consolidated and Combined Net Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Segment income from operations
Income from operations	$ 16,938		$ 18,234		$ 37,337		$ 36,072		$ 79,646		$ 62,515
Interest expense, net	(9,698)		(13,177)		(24,918)		(24,231)		(54,011)		(50,160)
Earnings of equity method investment	348		509		625		575		564		833
Other expenses	(77,535)		(8,397)		(77,468)		(10,657)		(8,491)		(18,201)
Income tax benefit	5,012		798		4,961		(258)		59,658		29,227
Net (loss) income	(64,935)		(2,033)		(59,463)		1,501		77,366		24,214
Merchant acquiring
Segment income from operations
Income from operations	8,161		7,970		17,395		16,511		33,836		30,258
Payment processing
Segment income from operations
Income from operations	11,719		12,756		25,270		25,065		53,682		45,031
Business solutions
Segment income from operations
Income from operations	8,784		8,870		19,318		17,950		39,845		36,690
Total segment income from operations
Segment income from operations
Income from operations	28,664		29,596		61,983		59,526		127,363		111,979
Other
Segment income from operations
Income from operations	$ (11,726)	[1]	$ (11,362)	[1]	$ (24,646)	[1]	$ (23,454)	[1]	$ (47,717)	[2]	$ (49,464)	[2]

[1]	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.
[2]	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.